Note 11: Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2010	Dec. 31, 2009	Jun. 30, 2009
Notes to Consolidated Financial Statements [Abstract]
Contributions to Defined Contribution Plans	$ 218,000,000		$ 200,000,000			$ 192,000,000
Employee Stock Ownership Plan ESOP Number Of Allocated Shares	33.6
Employee Stock Ownership Plan ESOP Number Of Suspense Shares	18.8
Employee Stock Ownership Plan ESOP Deferred Shares Fair Value	1,400,000,000
Defined Benefit Plan Amounts Recognized In Balance Sheet Abstract
Pension And Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(5,007,000,000)		(3,592,000,000)
Defined Benefit Plan Estimated Future Benefit Payments Abstract
Domestic Defined Benefit Plan Cash Contributions By Employer	156,000,000		1,001,000,000
Domestic Defined Benefit Plan Stock Contributions By Employer	450,000,000		250,000,000			0
Foreign Defined Benefit Plan Cash Contributions By Employer	395,000,000		298,000,000
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets Abstract
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets Aggregate Projected Benefit Obligation	24,091,000,000		21,556,000,000
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets Aggregate Accumulated Benefit Obligation	23,198,000,000		20,562,000,000
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets Aggregate Fair Value Of Plan Assets	19,949,000,000		18,885,000,000
Defined Benefit Plan Accumulated Benefit Obligation	26,000,000,000		23,200,000,000
Percentage Of Growth Seeking Assets In Company's Overall Investment Strategy	65.00%
Percentage Of Income Generating Assets In Company's Overall Investment Strategy	35.00%
Percentage Of Enhanced Equity Assets In Global Equity Portfolio	9.00%
Pecentage Of Interest Rate Sensitivity Of Pension Plan Liabilities Fixed Income Portfolio Designed To Hedge	40.00%
Defined Benefit Plan Estimated Future Employer Contributions In Next Fiscal Year	100,000,000
Defined Benefit Plan Assumed Health Care Cost Trend Rates Abstract
Defined Benefit Plan Health Care Cost Trend Rate Assumed For Next Fiscal Year	8.50%		9.00%
Defined Benefit Plan Ultimate Health Care Cost Trend Rate	5.00%		5.00%
Defined Benefit Plan Year That Rate Reaches Ultimate Trend Rate	2019		2019
Defined Benefit Plan Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates Abstract
Defined Benefit Plan Effect Of One Percentage Point Increase On Service And Interest Cost Components	2,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components 1	(2,000,000)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	47,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation 1	(40,000,000)
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized	119,000,000
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Available For Grant	56,000,000
Expected Range Of Shares Awarded Annually Under Long Term Incentive Plan	shares awarded on an annual basis will range from 1% to 1.5% of shares outstanding
Allocated Share Based Compensation Expense	229,000,000		154,000,000			153,000,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	75,000,000		47,000,000			49,000,000
Employee Service Share Based Compensation Cash Received From Exercise Of Stock Options	226,000,000		386,000,000			342,000,000
Employee Service Share Based Compensation Tax Benefit Realized From Exercise Of Stock Options	101,000,000		139,000,000			95,000,000
Employee Service Share Based Compensation Tax Benefit Realized From Vesting Of Performance Share Units	19,000,000		20,000,000			33,000,000
Employee Service Share Based Compensation Cash Flow Tax Benefit Reported	81,000,000		94,000,000			50,000,000
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized	152,000,000
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Period For Recognition	1.9
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology Abstract
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	26.00%		24.00%			30.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	32.00%		28.00%			42.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Weighted Average Volatility Rate	26.00%		25.00%			30.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term, Minimum	7.5		7.4			7.4
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term, Maximum	8.0		7.9			7.9
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Dividend Rate	2.40%		2.70%			2.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.10%		0.10%			0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	3.50%		4.00%			2.50%
Multiemployer Plans [Line Items]
Multiemployer Plans General Nature	We contribute to various domestic and foreign multiemployer defined benefit pension plans. The risks of participating in these multiemployer plans are different from single-employer plans in that assets contributed are pooled and may be used to provide benefits to employees of other participating employers. If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers. Lastly, if we choose to stop participating in some of our multiemployer plans, we may be required to pay those plans a withdrawal liability based on the underfunded status of the plan.
Multiemployer Plans Period Contributions	94,000,000		90,000,000			97,000,000
Multiemployer Plans Period Contributions Significance Of Contributions					true		true
Multiemployer Plans Period Contributions Other Than Pensions	10,000,000		10,000,000			11,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Vested In Period Total Fair Value	170,000,000		172,000,000			235,000,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Beginning Balance	27,337,000
Share Based Compensation Arrangement By Share Based Payment Award Options, Grants In Period	320,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(6,551,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period	(77,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Ending Balance	21,029,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 44.82
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Exercise Price	$ 78.99
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Weighted Average Exercise Price	$ 37.36
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period Weighted Average Exercise Price	$ 53.78
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 47.63
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Beginning Balance	31,220,000
Share Based Compensation Arrangement By Share Based Payment Award Options, Grants In Period	4,916,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(1,249,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period	(849,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Ending Balance	34,038,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 64.72
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Exercise Price	$ 79.09
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Weighted Average Exercise Price	$ 64.96
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period Weighted Average Exercise Price	$ 68.30
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 66.70
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Beginning Balance	3,024,000
Share Based Compensation Arrangement By Share Based Payment Award Options, Grants In Period	946,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(746,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period	(262,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Ending Balance	2,962,000		3,024,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 65.96
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Exercise Price	$ 78.99
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Weighted Average Exercise Price	$ 75.21
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period Weighted Average Exercise Price	$ 71.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 67.31		$ 65.96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 87.65		$ 78.73			$ 61.56
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Total Intrinsic Value	59,000,000		62,000,000			100,000,000
Other Incentives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Beginning Balance	807,000
Share Based Compensation Arrangement By Share Based Payment Award Options, Grants In Period	455,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(116,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period	(37,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Ending Balance	1,109,000
Stock Options And Stock Appreciation Rights SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 20.26		$ 17.86			$ 16.01
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Total Intrinsic Value	336,000,000		446,000,000			296,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	54,779,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 59.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	771,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	5.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	37,362,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 55.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	675,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3.6
Performance Share Units And Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	3,065,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	224,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	1.3
National Elevator Industry Plan [Member]
Multiemployer Plans [Line Items]
Entity Tax Identification Number	232694291
Multiemployer Plans Certified Zone Status	Green		Green
Multiemployer Plans Funding Improvement Plan And Rehabilitation Plan	No
Multiemployer Plans Period Contributions	56,000,000		55,000,000			60,000,000
Multiemployer Plans Surcharge	No
Multiemployer Plans Collective Bargaining Arrangement Expiration Date	July 8, 2012
Other Funds [Member]
Multiemployer Plans [Line Items]
Multiemployer Plans Period Contributions	38,000,000		35,000,000			37,000,000
Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	5,214,000,000		5,340,000,000
Global Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,981,000,000	[1]	3,200,000,000	[1]
Enhanced Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,873,000,000	[2]	1,964,000,000	[2]
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,159,000,000	[3]	1,134,000,000	[3]
US Treasury And Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,763,000,000		1,840,000,000
Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	5,277,000,000		5,445,000,000
Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	67,000,000	[4]	76,000,000	[4]
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,380,000,000	[5]	970,000,000	[5]
Other Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,869,000,000	[6]	1,517,000,000	[6]
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	359,000,000	[7]	293,000,000	[7]
Other Assets And Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	600,000,000	[8]	605,000,000	[8]
Pension Plan Assets Leveled [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	22,942,000,000		21,779,000,000
Quoted price in active markets (Level 1) [Member] | Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	5,210,000,000		5,332,000,000
Quoted price in active markets (Level 1) [Member] | Global Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[1]	0	[1]
Quoted price in active markets (Level 1) [Member] | Enhanced Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	44,000,000	[2]	57,000,000	[2]
Quoted price in active markets (Level 1) [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[3]	0	[3]
Quoted price in active markets (Level 1) [Member] | US Treasury And Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,564,000,000		691,000,000
Quoted price in active markets (Level 1) [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0		21,000,000
Quoted price in active markets (Level 1) [Member] | Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[4]	0	[4]
Quoted price in active markets (Level 1) [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[5]	0	[5]
Quoted price in active markets (Level 1) [Member] | Other Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[6]	0	[6]
Quoted price in active markets (Level 1) [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[7]	0	[7]
Quoted price in active markets (Level 1) [Member] | Pension Plan Assets Leveled [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	6,818,000,000		6,101,000,000
Significant other observable inputs (Level 2) [Member] | Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	4,000,000		7,000,000
Significant other observable inputs (Level 2) [Member] | Global Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,981,000,000	[1]	3,200,000,000	[1]
Significant other observable inputs (Level 2) [Member] | Enhanced Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,590,000,000	[2]	1,662,000,000	[2]
Significant other observable inputs (Level 2) [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[3]	0	[3]
Significant other observable inputs (Level 2) [Member] | US Treasury And Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,199,000,000		1,149,000,000
Significant other observable inputs (Level 2) [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	5,167,000,000		5,424,000,000
Significant other observable inputs (Level 2) [Member] | Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	67,000,000	[4]	76,000,000	[4]
Significant other observable inputs (Level 2) [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	16,000,000	[5]	26,000,000	[5]
Significant other observable inputs (Level 2) [Member] | Other Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,869,000,000	[6]	1,517,000,000	[6]
Significant other observable inputs (Level 2) [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	359,000,000	[7]	293,000,000	[7]
Significant other observable inputs (Level 2) [Member] | Pension Plan Assets Leveled [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	13,252,000,000		13,354,000,000
Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	2,324,000,000		1,771,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,872,000,000		2,324,000,000
Defined Benefit Plan Actual Return On Plan Assets Sold During Period	101,000,000		151,000,000
Defined Benefit Plan Actual Return On Plan Assets Still Held	159,000,000		123,000,000
Defined Benefit Plan Purchases Sales And Settlements	288,000,000		257,000,000
Defined Benefit Plan Transfers Between Measurement Levels			22,000,000
Unobservable inputs (Level 3) [Member] | Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	1,000,000		0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0		1,000,000
Defined Benefit Plan Actual Return On Plan Assets Sold During Period	0
Defined Benefit Plan Actual Return On Plan Assets Still Held	0		0
Defined Benefit Plan Purchases Sales And Settlements	(1,000,000)		1,000,000
Defined Benefit Plan Transfers Between Measurement Levels			0
Unobservable inputs (Level 3) [Member] | Global Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[1]	0	[1]
Unobservable inputs (Level 3) [Member] | Enhanced Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	245,000,000	[2]	11,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	239,000,000	[2]	245,000,000	[2]
Defined Benefit Plan Actual Return On Plan Assets Sold During Period	(1,000,000)		0
Defined Benefit Plan Actual Return On Plan Assets Still Held	(1,000,000)		9,000,000
Defined Benefit Plan Purchases Sales And Settlements	(4,000,000)		225,000,000
Defined Benefit Plan Transfers Between Measurement Levels			0
Unobservable inputs (Level 3) [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	1,134,000,000	[3]	1,045,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,159,000,000	[3]	1,134,000,000	[3]
Defined Benefit Plan Actual Return On Plan Assets Sold During Period	108,000,000		157,000,000
Defined Benefit Plan Actual Return On Plan Assets Still Held	17,000,000		51,000,000
Defined Benefit Plan Purchases Sales And Settlements	(100,000,000)		(119,000,000)
Defined Benefit Plan Transfers Between Measurement Levels			0
Unobservable inputs (Level 3) [Member] | US Treasury And Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0		0
Unobservable inputs (Level 3) [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	0		0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	110,000,000		0
Defined Benefit Plan Actual Return On Plan Assets Sold During Period	0		0
Defined Benefit Plan Actual Return On Plan Assets Still Held	6,000,000		0
Defined Benefit Plan Purchases Sales And Settlements	104,000,000		0
Defined Benefit Plan Transfers Between Measurement Levels			0
Unobservable inputs (Level 3) [Member] | Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[4]	0	[4]
Unobservable inputs (Level 3) [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	944,000,000	[5]	715,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,364,000,000	[5]	944,000,000	[5]
Defined Benefit Plan Actual Return On Plan Assets Sold During Period	(6,000,000)		(6,000,000)
Defined Benefit Plan Actual Return On Plan Assets Still Held	137,000,000		63,000,000
Defined Benefit Plan Purchases Sales And Settlements	289,000,000		150,000,000
Defined Benefit Plan Transfers Between Measurement Levels			22,000,000
Unobservable inputs (Level 3) [Member] | Other Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[6]	0	[6]
Unobservable inputs (Level 3) [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[7]	0	[7]
Unobservable inputs (Level 3) [Member] | Pension Plan Assets Leveled [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,872,000,000		2,324,000,000
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	24,445,000,000		22,271,000,000
Defined Benefit Plan, Service Cost	444,000,000		396,000,000			429,000,000
Defined Benefit Plan, Interest Cost	1,298,000,000		1,287,000,000			1,285,000,000
Defined Benefit Plan, Actuarial Net (Gains) Losses	2,185,000,000		1,625,000,000
Defined Benefit Plan, Benefits Paid	(1,233,000,000)		(1,216,000,000)
Defined Benefit Plan, Net Settlements Curtailments Benefit Obligation	1,000,000		(37,000,000)
Defined Benefit Plan Plan Amendments	21,000,000		121,000,000
Defined Benefit Plan Benefit Obligation Other FX Aquisition Disposition Medicare RX Receivable	6,000,000		(2,000,000)
Defined Benefit Plan, Benefit Obligation, Ending Balance	27,167,000,000		24,445,000,000			22,271,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	22,384,000,000		19,377,000,000
Defined Benefit Plan Actual Return On Plan Assets	1,320,000,000		2,635,000,000
Contributions to Defined Benefit Plans	1,060,000,000		1,621,000,000
Defined Benefit Plan, Plan Assets, Benefits Paid	(1,233,000,000)		(1,216,000,000)
Defined Benefit Plan Fair Value Of Plan Assets Other FX Aquisitions Dispositions	11,000,000		(33,000,000)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	23,542,000,000		22,384,000,000			19,377,000,000
Defined Benefit Plan Funded Status Of Plan	(3,625,000,000)		(2,061,000,000)
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits	76.00%
Projected Benefit Obligation Reduction Due To Plan Change						623,000,000
Percentage Of Projected Benefit Obligation Comprised Of Foreign Plan Benefits	23.00%
Defined Benefit Plan, Expected Return on Plan Assets	(1,834,000,000)		(1,735,000,000)			(1,634,000,000)
Defined Benefit Plan Amortization Of Prior Service Cost Credit	(12,000,000)		(18,000,000)			56,000,000
Defined Benefit Plan Amortization Of Transition Obligations Assets	1,000,000		1,000,000			1,000,000
Defined Benefit Plan Amortization Of Gains Losses	462,000,000		285,000,000			226,000,000
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	16,000,000		2,000,000			102,000,000
Defined Benefit Plan, Net Periodic Benefit Cost	375,000,000		218,000,000			465,000,000
Other Comprehensive Income Defined Benefit Plans Net Unamortized Gain Loss Arising During Period Before Tax	2,700,000,000
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(462,000,000)
Other Comprehensive Income Defined Benefit Plan Net Prior Service Cost Credit Arising During Period Before Tax	21,000,000
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Credit Recognized In Net Periodic Benefit Cost Before Tax	12,000,000
Other Comprehensive Income Reclassification Of Defined Benefit Plan Net Transition Asset Obligation Recognized In Net Periodic Benefit Cost Before Tax	(1,000,000)
Other Comprehensive Income Defined Benefit Plans Other	(1,000,000)
Other Comprehensive Income Defined Benefit Plans Adjustment Before Tax Period Increase Decrease	2,269,000,000
Net Recognized In Net Periodic Benefit Cost And Other Comprehensive Income Loss	2,644,000,000
Defined Benefit Plan Percentage Of Equity Securities Issued By Employer And Related Parties Included In Plan Assets	4.00%		3.00%
Defined Benefit Plan Amounts Recognized In Balance Sheet Abstract
Defined Benefit Plan Assets For Plan Benefits Noncurrent	552,000,000		637,000,000
Pension And Other Postretirement Defined Benefit Plans Current Liabilities	(64,000,000)		(58,000,000)
Pension And Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(4,113,000,000)		(2,640,000,000)
Defined Benefit Plan Amounts Recognized In Balance Sheet	(3,625,000,000)		(2,061,000,000)
Defined Benefit Plan Accumulated Other Comprehensive Income Before Tax Abstract
Defined Benefit Plan Accumulated Other Comprehensive Income Net Gains Losses Before Tax	9,436,000,000		7,223,000,000
Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Net Prior Service Cost Credit Before Tax	(152,000,000)		(184,000,000)
Defined Benefit Plan Accumulated Other Comprehensive Income Net Transition Assets Obligations Before Tax	6,000,000		6,000,000
Defined Benefit Plan Accumulated Other Comprehensive Income Before Tax	9,290,000,000		7,045,000,000
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
Defined Benefit Plan Amortization Of Net Gains Losses	722,000,000
Defined Benefit Plan Amortization Of Net Prior Service Cost Credit	(12,000,000)
Defined Benefit Plan Amortization Of Net Transition Asset Obligation	1,000,000
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year	711,000,000
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation Abstract
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Discount Rate	4.70%		5.40%
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Rate Of Compensation Increase	4.30%		4.40%
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost Abstract
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Discount Rate	5.40%		5.90%			6.10%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Rate Of Compensation Increase	4.40%		4.40%			4.40%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Expected Long Term Return On Assets	7.90%		8.00%			8.20%
Defined Benefit Plan Estimated Future Benefit Payments Abstract
Defined Benefit Plan Expected Future Benefit Payments In Year One	1,356,000,000
Defined Benefit Plan Expected Future Benefit Payments In Year Two	1,378,000,000
Defined Benefit Plan Expected Future Benefit Payments In Year Three	1,433,000,000
Defined Benefit Plan Expected Future Benefit Payments In Year Four	1,493,000,000
Defined Benefit Plan Expected Future Benefit Payments In Year Five	1,556,000,000
Defined Benefit Plan Expected Future Benefit Payments In Five Fiscal Years Thereafter	8,788,000,000
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	832,000,000		876,000,000
Defined Benefit Plan, Service Cost	3,000,000		2,000,000			2,000,000
Defined Benefit Plan, Interest Cost	39,000,000		46,000,000			50,000,000
Defined Benefit Plan, Actuarial Net (Gains) Losses	(7,000,000)		(29,000,000)
Defined Benefit Plan, Benefits Paid	(104,000,000)		(105,000,000)
Defined Benefit Plan Benefit Obligation Other FX Aquisition Disposition Medicare RX Receivable	21,000,000		42,000,000
Defined Benefit Plan, Benefit Obligation, Ending Balance	784,000,000		832,000,000			876,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	10,000,000		11,000,000
Defined Benefit Plan Actual Return On Plan Assets	2,000,000		(1,000,000)
Contributions to Defined Benefit Plans	76,000,000		76,000,000
Defined Benefit Plan Fair Value Of Plan Assets Other FX Aquisitions Dispositions	16,000,000		29,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0		10,000,000			11,000,000
Defined Benefit Plan Funded Status Of Plan	(784,000,000)		(822,000,000)
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits	84.00%
Defined Benefit Plan, Expected Return on Plan Assets	(1,000,000)		(1,000,000)			(1,000,000)
Defined Benefit Plan Amortization Of Prior Service Cost Credit	(2,000,000)		(2,000,000)			(2,000,000)
Defined Benefit Plan Amortization Of Gains Losses	(8,000,000)		(1,000,000)			(3,000,000)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	(8,000,000)		0			0
Defined Benefit Plan, Net Periodic Benefit Cost	23,000,000		44,000,000			46,000,000
Other Comprehensive Income Defined Benefit Plans Net Unamortized Gain Loss Arising During Period Before Tax	(8,000,000)
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Credit Recognized In Net Periodic Benefit Cost Before Tax	2,000,000
Other Comprehensive Income Defined Benefit Plans Other	10,000,000
Other Comprehensive Income Defined Benefit Plans Adjustment Before Tax Period Increase Decrease	12,000,000
Net Recognized In Net Periodic Benefit Cost And Other Comprehensive Income Loss	35,000,000
Defined Benefit Plan Amounts Recognized In Balance Sheet Abstract
Pension And Other Postretirement Defined Benefit Plans Current Liabilities	(74,000,000)		(66,000,000)
Pension And Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(710,000,000)		(756,000,000)
Defined Benefit Plan Amounts Recognized In Balance Sheet	(784,000,000)		(822,000,000)
Defined Benefit Plan Accumulated Other Comprehensive Income Before Tax Abstract
Defined Benefit Plan Accumulated Other Comprehensive Income Net Gains Losses Before Tax	(120,000,000)		(130,000,000)
Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Net Prior Service Cost Credit Before Tax	2,000,000		1,000,000
Defined Benefit Plan Accumulated Other Comprehensive Income Before Tax	(118,000,000)		(129,000,000)
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
Defined Benefit Plan Amortization Of Net Gains Losses	(6,000,000)
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation Abstract
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Discount Rate	4.30%		4.90%
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost Abstract
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Discount Rate	4.90%		5.50%			6.00%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Expected Long Term Return On Assets	5.00%		5.00%			5.80%
Defined Benefit Plan Estimated Future Benefit Payments Abstract
Defined Benefit Plan Expected Future Benefit Payments In Year One	79,000,000
Defined Benefit Plan Expected Future Benefit Payments In Year Two	74,000,000
Defined Benefit Plan Expected Future Benefit Payments In Year Three	72,000,000
Defined Benefit Plan Expected Future Benefit Payments In Year Four	69,000,000
Defined Benefit Plan Expected Future Benefit Payments In Year Five	63,000,000
Defined Benefit Plan Expected Future Benefit Payments In Five Fiscal Years Thereafter	$ 265,000,000

[1]	Represents commingled funds that invest primarily in common stocks.
[2]	Represents enhanced equity separate account and commingled fund portfolios. A portion of the portfolio may include long-shortmarket neutral and relative value strategies that invest in publicly traded, equity and fixed income securities, as well as derivatives of equityand fixed income securities and foreign currency.
[3]	Represents limited partner investments with general partners that primarily invest in debt and equity.
[4]	Represents mortgage and asset-backed securities.
[5]	Represents investments in real estate including commingled funds and directly held properties.
[6]	Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.
[7]	Represents short-term commercial paper, bonds and other cash or cash-like instruments.
[8]	Represents trust receivables and payables that are not leveled.